Note 6 - Capital Stock	6 Months Ended
May 31, 2017
Stockholders' Equity Note [Abstract]
Capital Stock

Authorized, issued and outstanding

(a)	The Company is authorized to issue an unlimited number of common shares, all without nominal or par value and an unlimited number of preference shares. As at May 31, 2017, the Company has 30,543,163 (November 30, 2016 - 29,789,992) common shares issued and outstanding and no preference shares issued and outstanding.

(b)

In November 2013, the Company entered into an equity distribution agreement with Roth Capital Partners, LLC (“Roth”), pursuant to which the Company may from time to time sell up to 5,305,484 of the Company’s common shares for up to an aggregate of $16.8 million (or such lesser amount as may be permitted under applicable exchange rules and securities laws and regulations) through at-the-market issuances on the NASDAQ or otherwise. Under the equity distribution agreement, the Company may at its discretion, from time to time, offer and sell common shares through Roth or directly to Roth for resale. The Company will pay Roth a commission, or allow a discount, of 2.75% of the gross proceeds that the Company received from any additional sales of common shares under the equity distribution agreement. The Company has also agreed to reimburse Roth or certain expenses relating to the offering.

During the three and six months ended May 31, 2017, an aggregate of 371,804 and 593,162 (three and six months ended May 31, 2016 – 562,561 and 755,604) common shares were sold on NASDAQ for gross proceeds of $871,449 and $1,448,472 (three and six months ended May 31, 2016 – $1,150,771 and $1,548,015), with net proceeds to the Company of $845,785 and $1,406,243 (three and six months ended May 31, 2016 – $1,115,804 and $1,501,906), respectively, under the at-the-market offering program. As a result of prior sales of the Company’s common shares under the equity distribution agreement, as at May 31, 2017, the Company may in the future offer and sell its common shares with an aggregate purchase price of up to $4,020,239 pursuant to the at-the-market program (or such lesser amount as may then be permitted under applicable exchange rules and securities laws and regulations). There can be no assurance that any additional shares will be sold under the at-the-market program.

(c)	Direct costs related to the Company’s filing of a base shelf prospectus filed in May 2014 and declared effective in June 2014, direct costs related to the base shelf prospectus filed in May 2017 and certain other on-going costs related to the at the-market facility are recorded as deferred offering costs and are being amortized and recorded as share issuance costs against share offerings. For the three and six months ended May 31, 2017, costs directly related to the at the-market facility of $25,664 and $42,229 (three and six months ended May 31, 2016 - $34,967 and $46,109) were recorded in share offering costs and an additional $79,059 and $108,563 (three and six months ended May 31, 2016 - $85,001 and $99,653) of deferred costs were amortized and recorded in share offering costs related to the at the-market facility.

(d)

In June 2016, the Company completed an underwritten public offering of 3,229,814 units of common shares and warrants, at a price of $1.61 per unit. The warrants are currently exercisable, have a term of five years and an exercise price of $1.93 per common share. The Company issued at the initial closing of the offering an aggregate of 3,229,814 common shares and warrants to purchase an additional 1,614,907 common shares. The underwriter also purchased at such closing additional warrants at a purchase price of $0.001 per warrant to acquire 242,236 common shares pursuant to the over-allotment option exercised in part by the underwriter. The Company subsequently sold an aggregate of 459,456 additional common shares at the public offering price of $1.61 per share in connection with subsequent partial exercises of the underwriter’s over-allotment option. The closings of these partial exercises brought the total net proceeds from the offering to $5,137,638, after deducting the underwriter’s discount and offering expenses. The warrants are considered to be indexed to the Company’s own stock and are therefore classified as equity under ASC topic 480 Distinguishing Liabilities from Equity for equity classification. The Company recorded $4,764,777 as the value of common shares under Capital stock and $1,175,190 as the value of the warrants under Additional Paid in Capital in the consolidated statements of shareholders’ equity (deficiency). The Company has disclosed the terms used to value the warrants in Note 9.

The direct costs related to the issuance of the unit shares were $802,329 and were recorded as an offset against the statement of shareholders’ equity (deficiency) with $643,593 being recorded under Capital stock and $158,736 being recorded under Additional Paid in Capital.